Financial Instruments - Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss		R$ 11,712,650	R$ 9,273,217
Financial assets at fair value through other comprehensive income		3,308,755	2,379,657
-Government bonds [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss		11,369,995	8,684,734
Financial treasury bill (LFT) [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[1]	377,269	354,910
National treasury bill (LTN) [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[1]	1,053,142	425,016
National treasury notes (NTN-B) [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[1]	8,331,749	7,843,046
National treasury notes (NTN-F) [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[1]	1,599,085	41,454
Government bonds of foreign governments [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss		8,750	20,308
Private securities [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss		174,349	405,612
Financial assets at fair value through other comprehensive income	[2]	1,385,470	1,063,568
Certificates of real estate receivables [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[2]	26,516	152,762
Financial assets at fair value through other comprehensive income	[2]	903,281	857,201
Agribusiness receivables certificate [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[2]	61,000	64,427
Debentures [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[2]	86,833	97,906
Financial assets at fair value through other comprehensive income	[2]	326,345	75,688
Real estate credit bill [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss	[2]		90,517
Investment fund quotas [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through profit or loss		168,306	182,871
Financial assets at fair value through other comprehensive income		1,923,285	1,316,089
Certificates of agribusiness receivables [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	[2]	40,772	30,012
Rural product note [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	[2]		74,766
Commercial notes [Member]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	[2]	R$ 115,072	R$ 25,901

[1]	Government bonds are under the custody of the Special Settlement and Custody System (SELIC) of the Central Bank of Brazil whose fair value was calculated by means of prices disclosed by ANBIMA - Brazilian Association of Financial Market and Capital Entities.
[2]	The Certificates of Real Estate Receivables, Certificates of Agribusiness Receivables, Rural Product Notes, Debentures, Real Estate Credit Bill and Commercial notes are classified at Fair Value through Profit or Loss (“FVTPL”) or Fair Value through Other Comprehensive Income (“FVTOCI”) and they are registered with the Clearing House of Custody and Financial Settlement of Securities (“B3 S.A.”), the valuation of which is carried out by IPCA or CDI rate + fixed interest rate.